Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended	24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Nov. 30, 2015	Nov. 30, 2016	Nov. 30, 2017	Nov. 30, 2018	Nov. 30, 2019	Nov. 30, 2020	Nov. 30, 2021	Nov. 30, 2022	Nov. 30, 2023	Nov. 30, 2024	Nov. 30, 2025
Wellington Shields All-Cap Fund – Institutional Shares
Account Value [Line Items]
Line Graph and Table Measure Name											Wellington Shields All-Cap Fund – Institutional Shares
Accumulated Value	$ 10,000	$ 10,996	$ 12,842	$ 12,176	$ 13,641	$ 15,708	$ 19,931	$ 16,892	$ 17,325	$ 22,761	$ 26,029
Wellington Shields All-Cap Fund – Institutional Shares | S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500® Index
Accumulated Value	10,000	10,806	13,277	14,111	16,384	19,244	24,617	22,350	25,443	34,066	$ 39,175
Wellington Shields All-Cap Fund – Institutional Shares | Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 1000® Index
Accumulated Value	$ 10,000	$ 10,801	$ 13,243	$ 14,027	$ 16,286	$ 19,447	$ 24,633	$ 22,008	$ 24,994	$ 33,593	$ 38,325